EQ/GAMCO Mergers and Acquisitions Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

Expense Example - EQ/GAMCO Mergers and Acquisitions Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	132	412	713	1,568
Class IB Shares	132	412	713	1,568